1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

June 20, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: StepStone Private Infrastructure Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of StepStone Private Infrastructure Fund (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 3 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Fund’s Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain non-material changes to the Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz